Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents [Abstract]
Cash and deposits for immediate withdrawal	$ 83,306	$ 78,489	$ 82,302
Cash equivalents in NIS-denominated deposit	4,821	4,573	5,788
Cash and cash equivalents	$ 88,127	$ 83,062	$ 88,090